Share-based compensation - RSUs Activity (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended		12 Months Ended
	Mar. 20, 2020	Jan. 01, 2020	Dec. 01, 2019	Oct. 25, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Employees
Weighted average grant date fair value
Expected future forfeiture rate					5.00%	9.00%
Service-based RSUs
Number of RSUs
Beginning of the year		463,546			463,546	376,272	376,272
Granted					534,604	197,680
Exercised					(491,330)	(81,332)
Forfeited					(28,125)	(5,679)
End of the year					478,695	486,941	463,546	376,272
Weighted average grant date fair value
Beginning of the year		$ 5.52			$ 5.52	$ 8.02	$ 8.02
Granted					4.95	7.35
Exercised					4.59	7.79
Forfeited					6.95	12.7
End of the year					$ 5.75	$ 7.73	$ 5.52	$ 8.02
RSUs
Number of RSUs
Forfeited					0		0	0
Weighted average grant date fair value
Granted	$ 0.13	$ 0.01	$ 1.3	$ 5
Total fair values of RSUs vested					$ 630	$ 630
Intrinsic value of RSUs vested					$ 2,197	$ 2,197
RSUs | Employees
Weighted average grant date fair value
Expected future forfeiture rate					1.00%	1.00%
RSUs | Non-employees
Weighted average grant date fair value
Expected future forfeiture rate					0.00%	0.00%